MS P1 12/22

[Franklin Templeton logo]

SUPPLEMENT DATED DECEMBER 1, 2022

TO THE PROSPECTUS DATED MAY 1, 2022

OF

FRANKLIN MUTUAL SHARES FUND

(a series of Franklin Mutual Series Funds)

Effective December 31, 2022, the prospectus is amended as follows:

I. The portfolio management team under the “FUND SUMMARIES – Franklin Mutual Shares Fund – Portfolio Managers” section of the prospectus is replaced with the following:

Portfolio Managers

Christian Correa, CFA President of Franklin Mutual and portfolio manager of the Fund since 2020.

Grace Hoefig Senior Vice President of Franklin Mutual and portfolio manager of the Fund since 2020.

II. The portfolio management team under the “FUND DETAILS – Management – Franklin Mutual Shares Fund” section of the prospectus is replaced with the following and a reference to Debbie Turner is removed:

Management

Franklin Mutual Shares Fund

Christian Correa Co-Lead Portfolio Manager

Grace Hoefig Co-Lead Portfolio Manager

Please keep this supplement with your prospectus for future reference.